Other Gains (Losses) (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Gains
Results derivative contracts (1)	$ 6,437,666	$ (9,064,032)	$ (10,059,147)
Marketable securities to fair value	164,604	96,444	(111,708)
Impairment (2)			(2,190,491)
Loss on liquidation of Argentine government bonds (3)	(6,316,771)
Others	(380,436)	(4,348,620)	(308,194)
Total	$ (94,937)	$ (13,316,208)	$ (12,669,540)